UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Edgewood Management LLC

Address:    350 Park Avenue
            New York, New York 10022

13F File Number: 028-02602

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Fausto Rotundo
Title:      Chief Compliance Officer
Phone:      (212) 652-9100

Signature, Place and Date of Signing:


/s/ Fausto Rotundo             New York, New York           February 9, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             83

Form 13F Information Table Value Total:      5,866,425
                                             (thousands)

List of Other Included Managers:  NONE

                                                     FORM 13F INFORMATION TABLE
                                                      Edgewood Management LLC
                                                         December 31, 2010
COLUMN 1                         COLUMN  2    COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8

                                                          VALUE   SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x1000) PRN AMT   PRN CALL DISCRETION  MNGRS  SOLE       SHARED   NONE
--------------                --------------   -----      ------- -------   --- ---- ----------  -----  ----       ------   ----
3M CO                               COM       88579Y101   88,458  1,025,010 SH       SOLE        NONE     875,010  0        150,000
ABBOTT LABS                         COM       002824100    9,228    192,609 SH       SOLE        NONE     192,609  0              0
ALLERGAN INC                        COM       018490102  111,282  1,620,529 SH       SOLE        NONE   1,568,968  0         51,561
AMAZON COM INC                      COM       023135106  224,309  1,246,161 SH       SOLE        NONE   1,204,767  0         41,394
AMERICAN EXPRESS CO                 COM       025816109  247,484  5,766,170 SH       SOLE        NONE   5,574,312  0        191,858
AMERICAN TOWER CORP                CL A       029912201  241,751  4,681,467 SH       SOLE        NONE   4,525,638  0        155,829
APPLE INC                           COM       037833100  283,419    896,067 SH       SOLE        NONE     868,456  0         27,611
APPLIED MATLS INC                   COM       038222105      489     34,800 SH       SOLE        NONE      34,800  0              0
BANK OF NEW YORK MELLON CORP        COM       064058100    4,970    164,554 SH       SOLE        NONE     164,554  0              0
BEACON POWER CORP                   COM       073677106        9     39,560 SH       SOLE        NONE      39,560  0              0
BERKSHIRE HATHAWAY INC DEL         CL A       084670108      723          6 SH       SOLE        NONE           6  0              0
BERKSHIRE HATHAWAY INC DEL       CL B NEW     084670702    1,098     13,700 SH       SOLE        NONE      13,700  0              0
BOEING CO                           COM       097023105      281      4,300 SH       SOLE        NONE       4,300  0              0
BP PLC                         SPONSORED ADR  055622104      238      5,378 SH       SOLE        NONE       5,378  0              0
CELGENE CORP                        COM       151020104  317,926  5,375,812 SH       SOLE        NONE   5,193,517  0        182,295
CHEVRON CORP NEW                    COM       166764100    2,197     24,076 SH       SOLE        NONE      24,076  0              0
CHUBB CORP                          COM       171232101      497      8,340 SH       SOLE        NONE       8,340  0              0
CHURCH & DWIGHT INC                 COM       171340102      690     10,000 SH       SOLE        NONE      10,000  0              0
CINCINNATI FINL CORP                COM       172062101      286      9,012 SH       SOLE        NONE       9,012  0              0
CISCO SYS INC                       COM       17275R102    7,328    362,243 SH       SOLE        NONE     362,243  0              0
CME GROUP INC                       COM       12572Q105  343,365  1,067,178 SH       SOLE        NONE   1,033,397  0         33,781
COCA COLA CO                        COM       191216100    2,366     35,976 SH       SOLE        NONE      35,976  0              0
COGNIZANT TECHNOLOGY SOLUTIO       CL A       192446102  326,708  4,457,740 SH       SOLE        NONE   4,307,581  0        150,159
COLGATE PALMOLIVE CO                COM       194162103   58,032    722,057 SH       SOLE        NONE     722,057  0              0
COMERICA INC                        COM       200340107      221      5,222 SH       SOLE        NONE       5,222  0              0
COMPLETE GENOMICS INC               COM       20454K104       75     10,000 SH       SOLE        NONE      10,000  0              0
CREE INC                            COM       225447101    1,509     22,900 SH       SOLE        NONE      22,900  0              0
DIRECTV                          COM CL A     25490A101  227,059  5,686,424 SH       SOLE        NONE   5,496,459  0        189,965
DISNEY WALT CO                  COM DISNEY    254687106      255      6,800 SH       SOLE        NONE       6,800  0              0
DUKE ENERGY CORP NEW                COM       26441C105      407     22,832 SH       SOLE        NONE      22,832  0              0
EATON VANCE TX ADV GLBL DIV         COM       27828S101      141     10,000 SH       SOLE        NONE      10,000  0              0
EMERSON ELEC CO                     COM       291011104    1,171     20,475 SH       SOLE        NONE      20,475  0              0
EQUIFAX INC                         COM       294429105      586     16,471 SH       SOLE        NONE      16,471  0              0
EXPEDITORS INTL WASH INC            COM       302130109  236,775  4,336,546 SH       SOLE        NONE   4,190,217  0        146,329
EXXON MOBIL CORP                    COM       30231G102   14,780    202,138 SH       SOLE        NONE     202,138  0              0
FIRST SOLAR INC                     COM       336433107  204,529  1,571,606 SH       SOLE        NONE   1,519,903  0         51,703
FREEPORT-MCMORAN COPPER & GO        COM       35671D857    1,321     11,000 SH       SOLE        NONE      11,000  0              0
GENERAL ELECTRIC CO                 COM       369604103      192     10,500 SH       SOLE        NONE      10,500  0              0
GILEAD SCIENCES INC                 COM       375558103    1,413     39,000 SH       SOLE        NONE      39,000  0              0
HEWLETT PACKARD CO                  COM       428236103    1,154     27,400 SH       SOLE        NONE      27,400  0              0
HOME DEPOT INC                      COM       437076102      620     17,685 SH       SOLE        NONE      17,685  0              0
HSBC HLDGS PLC                ADR A 1/40PF A  404280604      298     13,000 SH       SOLE        NONE      13,000  0              0
HUMAN GENOME SCIENCES INC           COM       444903108      358     15,000 SH       SOLE        NONE      15,000  0              0
ILLUMINA INC                        COM       452327109    4,443     70,144 SH       SOLE        NONE      70,144  0              0
INTEL CORP                          COM       458140100      394     18,720 SH       SOLE        NONE      18,720  0              0
INTERNATIONAL BUSINESS MACHS        COM       459200101      917      6,250 SH       SOLE        NONE       6,250  0              0
INTUITIVE SURGICAL INC            COM NEW     46120E602  208,882    810,404 SH       SOLE        NONE     784,149  0         26,255
ISHARES TR                    DJ SEL DIV INX  464287168    7,202    144,454 SH       SOLE        NONE     144,454  0              0
JPMORGAN CHASE & CO                 COM       46625H100      585     13,799 SH       SOLE        NONE      13,799  0              0
JOHNSON & JOHNSON                   COM       478160104    6,131     99,127 SH       SOLE        NONE      99,127  0              0
KELLOGG CO                          COM       487836108      371      7,260 SH       SOLE        NONE       7,260  0              0
KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER  494550106    6,239     88,796 SH       SOLE        NONE      88,796  0              0
LILLY ELI & CO                      COM       532457108      210      6,000 SH       SOLE        NONE       6,000  0              0
MICROSOFT CORP                      COM       594918104      666     23,869 SH       SOLE        NONE      23,869  0              0
NEXTERA ENERGY INC                  COM       65339F101      286      5,500 SH       SOLE        NONE       5,500  0              0
ORACLE CORP                         COM       68389X105  302,126  9,652,596 SH       SOLE        NONE   9,322,146  0        330,450
PAYCHEX INC                         COM       704326107      426     13,770 SH       SOLE        NONE      13,770  0              0
PEPSICO INC                         COM       713448108    7,228    110,636 SH       SOLE        NONE     110,636  0              0
PFIZER INC                          COM       717081103    2,620    149,649 SH       SOLE        NONE     149,649  0              0
PHILIP MORRIS INTL INC              COM       718172109      217      3,700 SH       SOLE        NONE       3,700  0              0
POWERSHARES GLOBAL ETF TRUST   AGG PFD PORT   73936T565      169     12,000 SH       SOLE        NONE      12,000  0              0
PPG INDS INC                        COM       693506107      290      3,450 SH       SOLE        NONE       3,450  0              0
PRAXAIR INC                         COM       74005P104  235,315  2,464,805 SH       SOLE        NONE   2,383,723  0         81,082
PRICELINE COM INC                 COM NEW     741503403  260,391    651,710 SH       SOLE        NONE     630,205  0         21,505
PROCTER & GAMBLE CO                 COM       742718109      670     10,420 SH       SOLE        NONE      10,420  0              0
QUALCOMM INC                        COM       747525103  293,859  5,937,751 SH       SOLE        NONE   5,738,056  0        199,695
QUANTA SVCS INC                     COM       74762E102  195,023  9,790,289 SH       SOLE        NONE   9,490,745  0        299,544
REGENCY CTRS CORP                   COM       758849103      972     23,000 SH       SOLE        NONE      23,000  0              0
RESEARCH IN MOTION LTD              COM       760975102  403,921  6,948,580 SH       SOLE        NONE   6,723,348  0        225,232
ROYAL DUTCH SHELL PLC           SPON ADR B    780259107      207      3,100 SH       SOLE        NONE       3,100  0              0
ROYAL DUTCH SHELL PLC           SPONS ADR A   780259206      427      6,400 SH       SOLE        NONE       6,400  0              0
SCHLUMBERGER LTD                    COM       806857108      568      6,800 SH       SOLE        NONE       6,800  0              0
SELECT SECTOR SPDR TR          SBI INT-UTILS  81369Y886    5,533    176,555 SH       SOLE        NONE     176,555  0              0
SOUTHWESTERN ENERGY CO              COM       845467109  129,444  3,458,289 SH       SOLE        NONE   3,355,095  0        103,194
SPDR S&P 500 ETF TR               TR UNIT     78462F103    2,667     21,205 SH       SOLE        NONE       2,960  0         18,245
SYSCO CORP                          COM       871829107    2,757     93,768 SH       SOLE        NONE      93,768  0              0
PRICE T ROWE GROUP INC              COM       74144T108  314,868  4,878,647 SH       SOLE        NONE   4,707,193  0        171,454
VANGUARD BD INDEX FD INC      SHORT TRM BOND  921937827      201      2,500 PRN      SOLE        NONE       2,500  0              0
VERIZON COMMUNICATIONS INC          COM       92343V104      676     18,904 SH       SOLE        NONE      18,904  0              0
VERTEX PHARMACEUTICALS INC          COM       92532F100      701     20,000 SH       SOLE        NONE      20,000  0              0
VISA INC                         COM CL A     92826C839  252,567  3,588,616 SH       SOLE        NONE   3,471,115  0        117,501
VODAFONE GROUP PLC NEW         SPONS ADR NEW  92857W209    3,752    141,905 SH       SOLE        NONE     141,905  0              0
YUM BRANDS INC                      COM       988498101  246,511  5,025,715 SH       SOLE        NONE   4,860,090  0        165,625

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